NOTE 22: COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Maturity analysis of financial liabilities
Accounts payables and accrued liabilities	$ 1,554,892	$ 1,449,555
Notes payable	760,715	404,370
Convertible debentures payable	274,466	1,835,225	$ 468,329	$ 143,341
Secured loan payable	717,460	$ 676,849	$ 638,537
Total financial liabilities	3,307,533
Commitments
Future operating commitments	180,696
Total financial liabilities and commitments	3,488,229
Within 1 Year
Maturity analysis of financial liabilities
Accounts payables and accrued liabilities	1,554,892
Notes payable	610,444
Convertible debentures payable	274,466
Secured loan payable	717,460
Total financial liabilities	3,157,262
Commitments
Future operating commitments	146,036
Total financial liabilities and commitments	3,303,298
2 - 5 Years
Maturity analysis of financial liabilities
Accounts payables and accrued liabilities	0
Notes payable	150,271
Convertible debentures payable	0
Secured loan payable	0
Total financial liabilities	150,271
Commitments
Future operating commitments	34,660
Total financial liabilities and commitments	184,931
Greater Than 5 Years
Maturity analysis of financial liabilities
Accounts payables and accrued liabilities	0
Notes payable	0
Convertible debentures payable	0
Secured loan payable	0
Total financial liabilities	0
Commitments
Future operating commitments	0
Total financial liabilities and commitments	$ 0